Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common Stock
14. Common Stock
Prior to the Merger, the Company had two classes of authorized common stock, Hims Class A common stock and Hims Class F common stock. Shares issued on early exercise are not considered outstanding for accounting purposes because the employees holding these awards are not entitled to the rewards of stock ownership.
The rights of the holders of Hims Class A and Hims Class F common stock were identical, except with respect to (i) electing members of the Board of Directors and (ii) voting rights. The outstanding shares of Hims Class A and Hims Class F common stock presented on the consolidated balance sheet and on the consolidated statement of mezzanine equity and stockholders’ equity (deficit) for the year ended December 31, 2020 were legally outstanding shares, including shares issued in exchange for related-party promissory notes.
During 2020, the Company repurchased 85,594 of unvested shares of Hims Class A common stock for a cash payment of less than $0.1 million, which resulted in a reduction of deposit liability from the early exercise of stock options. In addition, in May 2020, an executive officer departed the Company, which resulted in the repurchase of 509,602 unvested shares of Hims Class A common stock in exchange for the cancellation of the principal payable of $0.9 million under an associated promissory note.
Pre-Closing
Stock Repurchase
On January 20, 2021, the Company repurchased from its stockholders and cancelled 2,207,580 shares of Hims Class A common stock, including certain stockholders who exercised outstanding stock options, for aggregate payment of $22.0 million. Included within the shares repurchased was 183,548 shares of Hims Class A common stock from the net exercise of stock options as part of the pre-closing
stock repurchase for $1.8 million. The repurchase was recognized as a reduction of additional paid-in
capital and redeemable convertible preferred stock.

Merger Transaction
Immediately prior to the Merger, each outstanding share of Hims’ Class F common stock and preferred stock converted into Hims Class A common stock at the then-effective conversion rate. As a result of the Merger, each outstanding share of the Hims capital stock was converted into the right to receive newly issued shares of the Company’s Class A common stock and certain other securities, other than the shares of Hims Class V common stock issued to its CEO immediately prior to the Closing, which were converted into the right to receive newly issued shares of the Company’s Class V common stock and certain other securities.
On the Closing Date, each Hims stockholder received approximately 0.4530 shares of the Company’s Class A common stock, par value $0.0001 per share, for each share of Hims Class A common stock, par value $0.000001 per share, that such stockholder owned (with the CEO receiving 0.4530 shares of the Company’s Class V common stock, par value $0.0001 per share, for each share of Hims Class V common stock, par value $0.000001 per share, that the CEO owned). Each stockholder also received 0.0028 warrants exercisable for the Company’s Class A common stock, for each share of Hims Class A or Class V common stock owned by such stockholder prior to the Merger and earn-out
shares at an exchange ratio of 0.0443.
Settlement of Nonrecourse Related-Party Promissory Notes
In connection with the Merger, the obligations due under all nonrecourse related-party promissory notes were satisfied through the payment of $1.2 million and the forfeiture of 370,734 shares of the Company’s Class A common stock.
PIPE Investment
Concurrently with the execution of the Merger Agreement, certain investors collectively subscribed for 7,500,000 shares of the Company’s Class A common stock at $10.00 per share for aggregate gross proceeds of $75.0 million.
Class A Common Stock Warrants
As discussed above, Class A common stock warrants have been issued in connection with debt agreements (Note 10 – Borrowing Arrangements), vendor service agreements (Note 12 – Stock-Based Compensation), issuance of preferred stock (Note 13 – Redeemable Convertible Preferred Stock) and to all common stockholders and warrant holders as part of the Merger.
Prior to Merger
In July 2020, Hims Class A common stock warrants were exercised to purchase 143,452 shares of Hims Class A common stock at an exercise price of $0.06 per share. In November 2020, Hims Class A common stock warrants were exercised to purchase 425,146 and 37,244 shares of Hims Class A common stock at an exercise price of $0.06 and $1.75 per share, respectively. In December 2020, Class A common stock warrants were exercised to purchase 178,840 and 266,522 shares of Hims Class A common stock at an exercise price of $0.06 and $1.75 per share, respectively.
On January 4, 2021, holders of Hims Class A common stock vendor warrants exercised their warrants and purchased 380,746 shares of Hims Class A common stock at an exercise price of $1.75 per share.

Subsequent to Merger
As the accounting acquirer, Hims was deemed to assume 3,012,500 Class A common stock warrants that were held by Oaktree Acquisition Holdings, L.P. (“Sponsor”) at an exercise price of $11.50 (“Private Placement Warrants”) and 6,708,333 Class A common stock warrants held by OAC’s shareholders at an exercise price of $11.50 (“Public Warrants”) as well as 888,143 Class A common stock warrants that were granted to Hims’ equity holders as part of the Merger. Subsequent to the Merger, the Private Placement Warrants, Public Warrants, and Parent Warrants for shares of Class A common stock meet liability classification requirements since the warrants may be required to be settled in cash under a tender offer. In addition, Private Placement Warrants are potentially subject to a different settlement amount as a result of being held by the Sponsor which precludes the Private Placement Warrants from being considered indexed to the entity’s own stock. Therefore, these warrants are classified as liabilities on the condensed consolidated balance sheets.
Each warrant held by Hims’ stockholders that was unexercised at the time of the Merger was assumed by the Company and represents the right to receive (a) an equivalent warrant at an exchange ratio of 0.4530 (which was determined not to result in incremental expense); (b) the right to receive, upon exercise, earn-out
shares that vest in equal thirds if the trading price of the Company’s Class A common stock was greater than or equal to $15.00, $17.50 and $20.00 for any 10 trading days within any
20-trading
day period, or a Company sale (as defined in the Merger Agreement) occurs and the thresholds are met on or prior to the date that is five years following the Closing Date; and (c) the right to receive, upon exercise, an allocation of Parent Warrants. All of these instruments vest in accordance with the terms of the initial warrant in addition to any of the aforementioned requirements. The earn-out
thresholds were all met in February 2021. The
earn-out
shares are equity classified since they do not meet the liability classification criteria outlined in ASC 480,
Distinguishing Liabilities from Equity
and are both (i) indexed to the Company’s own shares and (ii) meet criteria for equity classification.
In February 2021, all of the outstanding 3,012,500 Private Placement Warrants were net exercised for 1,474,145 shares of Class A common stock.
As of March 31, 2021, the Company had the following warrants outstanding to purchase shares of Class A common stock (in thousands, except for share and per share amounts):

Warrant Type	Shares	Exercise Price	Issued	Expiration
Vendor	462,335	$1.75	September 23, 2019	September 23, 2026
Debt	98,723	6.96	March 12, 2020	November 26, 2026
Public	6,695,915	11.50	July 22, 2019	January 20, 2026
Parent	888,143	11.50	July 22, 2019	January 20, 2026
Public Warrants Terms
The Public Warrants became exercisable into shares of Class A common stock upon 30 days after the Closing Date. The Public Warrants will expire at the later of five years after the completion of a business combination or upon redemption or liquidation.
Commencing 90 days after the Public Warrants become exercisable, the Company may redeem all and only all of the Public Warrants:

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined based on the redemption date at a price equal to the average last reported sale price of the Class A common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants;

•
if the last reported closing price of the Class A common stock equals or exceeds $10.00 per share (as adjusted per share splits, share dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders;

•
if there is an effective registration statement covering the Class A common stock issuable upon exercise of the warrants and a current prospectus relating thereto available throughout the
30-day
period after written notice of redemption is given, or an exemption from registration is available.

In addition, the Company may redeem all and only all of the Public Warrants for cash:

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption; and

•
if the last reported closing price of the Class A common stock equals or exceeds $18.00 per share (as adjusted per share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis, as described in the warrant agreement. Additionally, in no event will the Company be required to net cash settle.

Note 6—Shareholders’ Equity
Class
 A Ordinary Shares
—The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2020 and 2019, there were 20,125,000 Class A ordinary shares issued and outstanding, including 14,097,169 and 18,124,262, respectively, Class A ordinary shares subject to possible redemption.
Class
 B Ordinary Shares
—The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. On June 26, 2019, the Company effected a pro rata share capitalization resulting in an increase in the total number of Class B ordinary shares outstanding from 4,312,500 to 5,031,250. All share amounts have been retroactively restated to reflect the share capitalization. Holders of Class B ordinary shares are entitled to one vote for each Class B ordinary share. As of December 31, 2020 and 2019, there were 5,031,250 Class B ordinary shares outstanding.
Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law or stock exchange rule; provided that only holders of the Class B ordinary shares have the right to vote on the election of the Company’s directors prior to the initial Business Combination.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the
sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity- linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor upon conversion of Working Capital Loans. Any conversion of Class B ordinary shares will take effect as a compulsory redemption of Class B ordinary shares and an issuance of Class A ordinary shares as a matter of Cayman Islands law.
Preference Shares
—The Company is authorized to issue 1,000,000 preference shares with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2019, no preference shares were issued or outstanding.
Warrants
—Public Warrants may only be exercised for a whole number of shares. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The Company has agreed that as soon as practicable, but in no event later than twenty business days, after the closing of a Business Combination, the Company will use commercially reasonable efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the Class A ordinary shares issuable upon exercise of the Public Warrants. If the shares issuable upon exercise of the warrants are not registered under the Securities Act, the Company will be required to permit holders to exercise their warrants on a cashless basis. However, no warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of the exercising holder, or an exemption from registration is available. Notwithstanding the above, if the Company’s Class A ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company elects, the Company will not be required to file or maintain in effect a registration statement, but the Company will use our best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.
The Private Placement Warrants are identical to the Public Warrants included in the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A ordinary shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be non-redeemable
under certain redemption scenarios so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Placement Warrants are held by someone other than the initial shareholders or their permitted transferees, the Private Placement Warrants will be redeemable by the Company under all redemption scenarios and exercisable by such holders on the same basis as the Public Warrants.

Commencing 90 days after the Public Warrants become exercisable, the Company may redeem the Public Warrants:

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined based on the redemption date and the “fair market value” of the Class A ordinary shares (the “fair market value” of the Class A ordinary shares shall mean the average last reported sale price of the Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants);

•
if, and only if, the last reported sale price of the Class A ordinary shares equals or exceeds $10.00 per share (as adjusted per share splits, share dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders;

•
if, and only if, the Private Placement Warrants are also concurrently exchanged at the same price (equal to a number of Class A ordinary shares) as the outstanding Public Warrants, as described above; and

•
if, and only if, there is an effective registration statement covering the Class A ordinary shares issuable upon exercise of the warrants (or such other security as the warrants may be exercisable for at the time of redemption) and a current prospectus relating thereto available throughout the 30-day period after written notice of redemption is given, or an exemption from registration is available.

In addition, the Company may redeem the Public Warrants for cash (except with respect to the Private Placement Warrants):

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption; and

•
if, and only if, the last reported closing price of the Class A ordinary shares equals or exceeds $18.00 per share for any
20 trading days within a 30-trading day period ending on
the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. Additionally, in no event will the Company be required to net cash settle any Warrants. If the Company is unable to complete the initial Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.